Export Prepayment Agreement - classification (Details) - Export prepayment agreement - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Export Prepayment Agreement
Loan obligations	$ 77,438	$ 0
Non-Current portion	$ 77,438